Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Wages and bonus	$ 53,987	$ 53,677
Dividends	691	52,175
License fees and royalties	7,145	10,066
Research and development payable	9,355	6,949
Fixture	1,683	6,471
Treasury stock	0	4,315
Lease liabilities – current portion	3,204	2,899
Equipment	2,311	2,739
Professional fees	3,986	1,994
Contract liabilities	6,909	2,399
Others	9,989	8,984
Accrued expenses and other current liabilities	$ 99,260	$ 152,668